WASATCH FUNDS TRUST

Supplement dated March 20, 2026 to the

Statement of Additional Information dated January 31, 2026

	Investor Class	Institutional Class
Wasatch Core Growth Fund®	WGROX	WIGRX
Wasatch Emerging India Fund ®	WAINX	WIINX
Wasatch Emerging Markets Select Fund®	WAESX	WIESX
Wasatch Emerging Markets Small Cap Fund®	WAEMX	WIEMX
Wasatch Frontier Emerging Small Countries Fund®	WAFMX	WIFMX
Wasatch Global Opportunities Fund®	WAGOX	WIGOX
Wasatch Global Select Fund®	WAGSX	WGGSX
Wasatch Global Small Cap Value Fund™	WACVX	WGCVX
Wasatch Global Value Fund®	FMIEX	WILCX
Wasatch International Growth Fund®	WAIGX	WIIGX
Wasatch International Opportunities Fund®	WAIOX	WIIOX
Wasatch International Select Fund®	WAISX	WGISX
Wasatch International Small Cap Value Fund™	WASVX	WGSVX
Wasatch International Value Fund™	WAIVX	WGIVX
Wasatch Long/Short Alpha Fund®	WALSX	WGLSX
Wasatch Micro Cap Fund®	WMICX	WGICX
Wasatch Micro Cap Value Fund®	WAMVX	WGMVX
Wasatch Small Cap Growth Fund®	WAAEX	WIAEX
Wasatch Small Cap Value Fund®	WMCVX	WICVX
Wasatch Ultra Growth Fund®	WAMCX	WGMCX
Wasatch U.S. Select Fund®	WAUSX	WGUSX
Wasatch-Hoisington U.S. Treasury Fund®	WHOSX	-

(collectively, the “Funds”)

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information (the “SAI”) for Investor Class and Institutional Class shares dated January 31, 2026. You should retain this Supplement and the SAI for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at wasatchglobal.com or calling us at 800.551.1700.

Effective March 23, 2026, the section “Open/Closed Status of Funds” in the section entitled “General Information and History” on page 3 of the SAI is hereby deleted in its entirety and replaced with the following:

Open/Closed Status of Funds. The Core Growth Fund, Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, Global Select Fund, Global Small Cap Value Fund, Global Value Fund, International Growth Fund, International Opportunities Fund, International Select Fund, International Small Cap Value Fund, International Value Fund, Long/Short Alpha Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Ultra Growth Fund, U.S. Select Fund, and U.S. Treasury Fund are each open to investors.